Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Share Capital	Additional paid-in capital	Treasury Shares	Reserve for Share-based compensation	Revenue reserves	Accumulated losses	Total
Equity at beginning of period at Dec. 31, 2017	R$ 434,000			R$ 1,927		R$ 15,639	R$ 451,566
Profit or Loss for the year						(45,204)	(45,204)
Transfer to revenue reserves					R$ 429	(429)
Dividends						(74)	(74)
Value of employee services				596			596
Issue of shares to employees	1,455						1,455
Issuance of common shares in initial public offering (Note 1.1)	111,054						111,054
Equity at end of period at Dec. 31, 2018	546,509			2,523	429	(30,068)	519,393
Profit or Loss for the year						(66,160)	(66,160)
Value of employee services				(1,927)			(1,927)
Issue of shares to employees	1,871			(1,844)			27
Share repurchase			R$ (2,238)	2,238
Equity at end of period at Dec. 31, 2019	548,380		(2,238)	990	429	(96,228)	451,333
Profit or Loss for the year						52,114	52,114
Value of employee services				525			525
Corporate reorganization (Note 1.1)	(548,376)	R$ 546,567	R$ 2,238		R$ (429)
Issuance of common shares in initial public offering (Note 1.1)	2	521,556					521,558
Share issuance costs (Note 1.1)		(47,582)					(47,582)
Equity at end of period at Dec. 31, 2020	R$ 6	R$ 1,020,541		R$ 1,515		R$ (44,114)	R$ 977,948